LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS
NOTE 5: LONG-TERM INVESTMENTS

Long-term investments consist of the following as of December 31, 2023 and 2022:

Details	2023	2022
Investments in privately held companies	$6,780	$6,720
Severance-pay funds	1,672	2,076
	$8,452	$8,796